Net Income Per Share (Tables)	12 Months Ended
May 31, 2025
Earnings Per Share [Abstract]
The computation of basic and diluted net income per common share
The computation of basic and diluted net income per common share for the years ended May 31, 2023, 2024 and 2025 is as follows:

	For the years ended May 31,
	2023	2024	2025
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.’s shareholders—basic (US$ in thousands)	177,341	309,591	371,716

Net income attributable to New Oriental Education & Technology Group Inc.’s shareholders—diluted (US$ in thousands)	173,732	308,443	371,518

Denominator
Weighted average common shares outstanding-basic	1,678,264,547	1,653,597,432	1,619,727,518

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	7,367,440	15,902,520	11,409,646

Weighted average common shares outstanding-diluted	1,685,631,987	1,669,499,952	1,631,137,164

Net income per common share
- Basic (US$)	0.11	0.19	0.23
- Diluted (a) (US$)	0.10	0.18	0.23

(a)	For the year ended May 31, 2025, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income per common share.